Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of Asset Retirement Obligations	Asset retirement obligations include the following activity during the nine
months ended
September
 30, 2021 and the year ended December 31, 2020:

	Nine Months Ended September 30,	Year Ended December 31,
(Amounts in thousands)	2021	2020

Balance at beginning of period	$205,965	$131,989
Liabilities incurred in the current period	9,458	8,842
Liabilities settled in the current period	(12,500)	(5,475)
Accretion of liability	12,624	9,888
Revisions in estimated cash flows	19,770	64,630
ChinaCo Deconsolidation (Note 5)	—	(8,883)
Effect of foreign currency exchange rate changes	(10,785)	4,974

Balance at end of period	224,532	205,965
Less: Current portion of asset retirement obligations	(113)	(113)

Total non-current portion of asset retirement obligations	$224,419	$205,852

Asset retirement obligations include the following activity during the years ended December 31, 2020 and 2019.

	Year Ended December 31,
(Amounts in thousands)	2020	2019
Balance at beginning of period	$131,989	$90,470
Liabilities incurred in the current period	8,842	35,968
Liabilities settled in the current period	(5,475)	(762)
Accretion of liability	9,888	5,639
Revisions in estimated cash flows	64,630	—
ChinaCo Deconsolidation (Note 6)	(8,883)	—
Effect of foreign currency exchange rate changes	4,974	674

Balance at end of period	205,965	131,989
Less: Current portion of asset retirement obligations	(113)	(201)

Total non-current portion of asset retirement obligations	$205,852	$131,788